Loans Restructured as TDR (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011 Contract
Financing Receivable, Modifications [Line Items]
Count	5	7
Balance Prior to TDR	$ 3,179	$ 9,113
Balance after TDR	2,900	8,874
Commercial real estate
Financing Receivable, Modifications [Line Items]
Count	2	4
Balance Prior to TDR	900	5,847
Balance after TDR	890	5,811
Residential mortgage
Financing Receivable, Modifications [Line Items]
Count	3	2
Balance Prior to TDR	2,279	2,733
Balance after TDR	2,010	2,719
Construction
Financing Receivable, Modifications [Line Items]
Count		1
Balance Prior to TDR		533
Balance after TDR		$ 344